Offerings	Sep. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.400% Senior Notes due 2028
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 800,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,480.00
Rule 457(f)	true
Amount of Securities Received | shares	800,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 800,000,000.00
Fee Note MAOP	$ 800,000,000.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2029
Amount Registered | shares	1,200,000,000
Maximum Aggregate Offering Price	$ 1,200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 165,720.00
Rule 457(f)	true
Amount of Securities Received | shares	1,200,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 1,200,000,000.00
Fee Note MAOP	$ 1,200,000,000.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2031
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150.00
Rule 457(f)	true
Amount of Securities Received | shares	1,500,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 1,500,000,000.00
Fee Note MAOP	$ 1,500,000,000.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Rule 457(f)	true
Amount of Securities Received | shares	500,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 500,000,000.00
Fee Note MAOP	$ 500,000,000.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.